PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

        Costs incurred in the construction of the Company's cable systems, including line extensions to, and upgrade of, the Company's hybrid fiber/coaxial infrastructure, initial placement of the feeder cable to connect a customer that had not been previously connected, and headend facilities are capitalized. These costs consist of materials, subcontractor labor, direct consulting fees, and internal labor and related costs associated with the construction activities. The internal costs that are capitalized consist of salaries and benefits of the Company's employees and the portion of facility costs, including rent, taxes, insurance and utilities, that supports the construction activities. These costs are depreciated over the estimated life of the plant (10 to 25 years) and headend facilities (4 to 25 years). Costs of operating the plant and the technical facilities, including repairs and maintenance, are expensed as incurred.

        Installation costs associated with the initial deployment of new customer premise equipment ("CPE") necessary to provide video, high-speed data or voice services are also capitalized. These costs include materials, subcontractor labor, internal labor, and other related costs associated with the connection activities. The departmental activities supporting the connection process are tracked through specific metrics, and the portion of departmental costs that is capitalized is determined through a time weighted activity allocation of costs incurred based on time studies used to estimate the average time spent on each activity. These installation costs are amortized over the estimated useful lives of the CPE necessary to provide video, high-speed data or voice services. In circumstances where CPE tracking is not available, the Company estimates the amount of capitalized installation costs based on whether or not the business or residence had been previously connected to the network. These installation costs are depreciated over their estimated useful life of 4-8 years. The portion of departmental costs related to disconnecting services and removing CPE from a customer, costs related to connecting CPE that has been previously connected to the network and repair and maintenance are expensed as incurred.

        The estimated useful lives assigned to our property, plant and equipment are reviewed on an annual basis or more frequently if circumstances warrant and such lives are revised to the extent necessary due to changing facts and circumstances. Any changes in estimated useful lives are reflected prospectively.

        Property, plant and equipment (including equipment under capital leases) as of December 31, 2016 consist of the following assets, which are depreciated or amortized on a straight-line basis over their estimated useful lives.

		Estimated Useful Lives(a)
Customer equipment	$871,049	3 to 5 years
Headends and related equipment	1,482,631	4 to 25 years
Infrastructure	3,740,494	3 to 25 years
Equipment and software	735,012	3 to 10 years
Construction in progress (including materials and supplies)	84,321
Furniture and fixtures	45,576	5 to 12 years
Transportation equipment	135,488	5 to 10 years
Buildings and building improvements	390,337	10 to 40 years
Leasehold improvements	104,309	Term of lease
Land	47,715

	7,636,932
Less accumulated depreciation and amortization	(1,039,297)

	$6,597,635

(a)

The estimated useful lives presented reflect the period of depreciation and amortization for the purchase of assets in new condition and do not reflect the remaining useful lives of the assets at December 31, 2016.

        For the year ended December 31, 2016, the Company capitalized certain costs aggregating $75,804, related to the acquisition and development of internal use software, which are included in the table above.

        Depreciation expense on property, plant and equipment (including capital leases) for the year ended December 31, 2016 amounted to $1,046,896.

        At December 31, 2016, the gross amount of buildings and equipment and related accumulated amortization recorded under capital leases were as follows:

Buildings and equipment	$53,833
Less accumulated amortization	(6,306)

$47,527

Cablevision Systems Corporation And Subsidiaries
Property, Plant and Equipment [Line Items]
PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

        Costs incurred in the construction of the Company's cable systems, including line extensions to, and upgrade of, the Company's hybrid fiber/coaxial infrastructure, initial placement of the feeder cable to connect a customer that had not been previously connected, and headend facilities are capitalized. These costs consist of materials, subcontractor labor, direct consulting fees, and internal labor and related costs associated with the construction activities. The internal costs that are capitalized consist of salaries and benefits of the Company's employees and the portion of facility costs, including rent, taxes, insurance and utilities, that supports the construction activities. These costs are depreciated over the estimated life of the plant (10 to 25 years) and headend facilities (4 to 25 years). Costs of operating the plant and the technical facilities, including repairs and maintenance, are expensed as incurred.

        Costs associated with initial customer installations and the additions of network equipment necessary to enable advanced services are also capitalized. Costs capitalized as part of new customer installations include materials, subcontractor costs and internal direct labor costs, including service technicians and internal overhead costs incurred to connect the customer to the plant from the time of installation scheduling through the time service is activated and functioning. The internal direct labor cost capitalized is based on a combination of the actual and estimated time to complete the installation. Overhead capitalized consists mainly of employee benefits, such as payroll taxes and health insurance, directly associated with that portion of the capitalized labor and vehicle operating costs related to capitalizable activities. New connections are amortized over the estimated useful life of 5 years for customer wiring and feeder cable to the home. The portion of departmental costs related to disconnecting services, reconnection of a customer, and repair and maintenance are expensed as incurred.

        The estimated useful lives assigned to our property, plant and equipment are reviewed on an annual basis or more frequently if circumstances warrant and such lives are revised to the extent necessary due to changing facts and circumstances. Any changes in estimated useful lives are reflected prospectively.

        Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31, 2015	Estimated Useful Lives
Customer equipment	$1,952,336	3 to 5 years
Headends and related equipment	2,388,289	4 to 25 years
Infrastructure	5,639,226	3 to 25 years
Equipment and software	1,577,616	3 to 10 years
Construction in progress (including materials and supplies)	87,412
Furniture and fixtures	96,561	5 to 12 years
Transportation equipment	210,013	5 to 18 years
Buildings and building improvements	322,267	10 to 40 years
Leasehold improvements	354,136	Term of lease
Land	14,507

	12,642,363
Less accumulated depreciation and amortization	(9,625,348)

	$3,017,015

        During the period January 1, 2016 through June 20, 2016 and the years ended December 31, 2015 and 2014, the Company capitalized certain costs aggregating $58,409, $144,349, and $153,675 respectively, related to the acquisition and development of internal use software, which are included in the table above.

        Depreciation expense on property, plant and equipment (including capital leases) for the period January 1, 2016 through June 20, 2016 and the years ended December 31, 2015 and 2014 amounted to $404,234, $857,440 and $852,451, respectively, (including impairment charges of $425 in 2014).

        At December 31, 2015, the gross amount of equipment and related accumulated amortization recorded under capital leases was as follows:

December 31, 2015
Equipment	$90,099
Less accumulated amortization	(28,119)

$61,980